Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Related Party Transactions

Note 29 Related Party Transactions

During the year ended December 31, 2025 there were the following related party transactions:

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On May 1, 2025, 1,363,398 performance rights were granted to Robert Long as an LTI. The performance rights (convertible to ordinary shares on a 1:1 basis) vest on December 31, 2027. The performance rights vest subject to achievement of performance conditions. An expense of $70,581 was recognised during the year ended December 31, 2025, relating to these performance rights.
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On May 19, 2025, 3,723,971 performance rights were granted to Mike O'Kronley as an LTI. The performance rights (convertible to ordinary shares on a 1:1 basis) vest on December 31, 2027. The performance rights vest subject to achievement of performance conditions. An expense of $153,189 was recognised during the year ended December 31, 2025, relating to these performance rights.
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On November 11, 2025, 489,818 performance rights were granted to Kimberly Heimert as an LTI. The performance rights (convertible to ordinary shares on a 1:1 basis) vest on December 31, 2027. The performance rights vest subject to achievement of performance conditions. An expense of $6,889 was recognised during the year ended December 31, 2025, relating to these performance rights.
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On November 28, 2025, 1,208,596 performance rights were granted to Dwayne Johnson. 173,062 of the performance rights (convertible to ordinary shares on a 1:1 basis) issued as an LTI vest on December 31, 2027. The LTI performance rights vest subject to achievement of performance conditions. 1,035,534 of the performance rights (convertible to ordinary shares on a 1:1 basis) issued as a new hire award. These new hire performance rights vest in 4 equal tranches on the anniversary of Dwayne Johnson's employment. An expense of $17,398 was recognised during the year ended December 31, 2025, relating to these performance rights.
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On April 2, 2025, 120,594 share rights were granted to Tony Bellas. The share rights (convertible to ordinary shares on a 1:1 basis) vest on December 31, 2025. An expense of $33,428 was recognized during the year ended December 31, 2025, relating to these share rights.
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On April 2, 2025, 120,594 share rights were granted to Robert Natter. The share rights (convertible to ordinary shares on a 1:1 basis) vest on December 31, 2025. An expense of $33,428 was recognized during the year ended December 31, 2025, relating to these share rights.
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On April 2, 2025, 120,594 share rights were granted to Phillips 66 Company. The share rights (convertible to ordinary shares on a 1:1 basis) vest on December 31, 2025. An expense of $33,428 was recognized during the year ended December 31, 2025, relating to these share rights.
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On April 2, 2025, 120,594 share rights were granted to Jean Oelwang. The share rights (convertible to ordinary shares on a 1:1 basis) vest on December 31, 2025. An expense of $33,428 was recognized during the year ended December 31, 2025, relating to these share rights.
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On April 2, 2025, 241,188 share rights were granted to Ron Edmonds. The share rights (convertible to ordinary shares on a 1:1 basis) vest on December 31, 2025. An expense of $66,856 was recognized during the year ended December 31, 2025, relating to these share rights.
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On April 2, 2025, 120,594 share rights were granted to Sharan Burrow. The share rights (convertible to ordinary shares on a 1:1 basis) vest on December 31, 2025. An expense of $33,428 was recognized during the year ended December 31, 2025, relating to these share rights.
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On April 2, 2025, 43,815 share rights were granted to Nick Liveris. The share rights (convertible to ordinary shares on a 1:1 basis) vest on April 2, 2025. An expense of $11,942 was recognized during the year ended December 31, 2025, relating to these share rights.
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On April 2, 2025, 120,594 share rights were granted to Nick Liveris. The share rights (convertible to ordinary shares on a 1:1 basis) vest on December 31, 2025. An expense of $33,428 was recognized during the year ended December 31, 2025, relating to these share rights.
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During the year ended December 31, 2025, Phillips 66 were paid fees totaling $57,500 for Mr Suresh Vaidyanathan’s services to the Company as a Director. Mr. Suresh Vaidyanathan is not permitted to receive remuneration in his personal capacity under the terms of his employment with Phillips 66 and terms of engagement with the Company. Accordingly, all fees earned by them are paid directly to Phillips 66.
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On January 28, 2025, in conjunction with the institutional placement of ordinary shares completed in November 2024 and the non-underwritten share purchase plan completed in January 2025, the Company issued to Phillips 66 12,771,392 ordinary shares for approximately US$5.0 million. The placement to Phillips 66 was approved by the Company’s shareholders at an extraordinary general meeting held on January 22, 2025.
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On January 22, 2025, 3,000,000 share options were awarded to Strategic Advisor, Andrew Liveris, a related party of Director Mr. Nicholas Liveris. The 3,000,000 options vest in 10 equal tranches of 300,000 options upon the Company achieving annual sales of anode material of 1,000 tonnes in a financial year, increasing in 1,000-tonne increments for each subsequent tranche up to 10,000 tonnes in a financial year. The options are exercisable at $0.60 and expire January 22, 2030.
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During the year ended December 31, 2025, Liveris Technologies Pty Ltd were paid fees totalling $180,000 for consulting services provided by Mr Nick Liveris to the Company.

During the year ended December 31, 2024 there were the following related party transactions:

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On April 18, 2024, 3,658,161 performance rights were granted to Chris Burns as an LTI. The performance rights (convertible to ordinary shares on a 1:1 basis) vest on December 31, 2026. The performance rights vest subject to the achievement of performance conditions. An expense of $716,966 was recognized during the year ended December 31, 2024, relating to these performance rights.
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On April 18, 2024, 1,075,930 performance rights were granted to Rashda Buttar as an LTI. The performance rights (convertible to ordinary shares on a 1:1 basis) vest on December 31, 2026. The performance rights vest subject to the achievement of performance conditions. An expense of $210,918 was recognized during the year ended December 31, 2024, relating to these performance rights.
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On April 18, 2024, 1,398,709 performance rights were granted to Nick Liveris as an LTI. These performance rights lapsed on cessation of Nick Liveris’ employment with the Company, and accordingly no expense was recognized during the year ended December 31, 2024, relating to these performance rights.
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On April 18, 2024, 1,075,930 performance rights were granted to Darcy MacDougald as an LTI. The performance rights (convertible to ordinary shares on a 1:1 basis) vest on December 31, 2026. The performance rights vest subject to the achievement of performance conditions. An expense of $210,873 was recognized during the year ended December 31, 2024, relating to these performance rights.
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On April 18, 2024, 109,749 share rights were granted to Tony Bellas. The share rights (convertible to ordinary shares on a 1:1 basis) vest on December 31, 2024. An expense of $69,893 was recognized during the year ended December 31, 2024, relating to these share rights.
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On April 18, 2024, 109,749 share rights were granted to Robert Natter. The share rights (convertible to ordinary shares on a 1:1 basis) vest on December 31, 2024. An expense of $69,893 was recognized during the year ended December 31, 2024, relating to these share rights.
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On April 18, 2024, 109,749 share rights were granted to Phillips 66 Company. The share rights (convertible to ordinary shares on a 1:1 basis) vest on December 31, 2024. An expense of $69,893 was recognized during the year ended December 31, 2024, relating to these share rights.
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On April 18, 2024, 109,749 share rights were granted to Jean Oelwang. The share rights (convertible to ordinary shares on a 1:1 basis) vest on December 31, 2024. An expense of $69,893 was recognized during the year ended December 31, 2024, relating to these share rights.
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On April 18, 2024, 109,749 share rights were granted to Ron Edmonds. The share rights (convertible to ordinary shares on a 1:1 basis) vest on December 31, 2024. An expense of $69,893 was recognized during the year ended December 31, 2024, relating to these share rights.
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On April 18, 2024, 84,145 share rights were granted to Sharan Burrow. The share rights (convertible to ordinary shares on a 1:1 basis) vest on December 31, 2024. An expense of $53,587 was recognized during the year ended December 31, 2024, relating to these share rights.
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On October 8, 2024, 1,144,130 performance rights were granted to Robert Long as an LTI. The performance rights (convertible to ordinary shares on a 1:1 basis) vest on December 31, 2026. The performance rights vest subject to the achievement of performance conditions. An expense of $74,794 was recognized during the year ended December 31, 2024, relating to these performance rights.
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During the year ended December 31, 2024, Phillips 66 were paid fees totaling $67,500 for Mr Suresh Vaidyanathan’s services to the Company as a Director. Mr. Suresh Vaidyanathan is not permitted to receive remuneration in his personal capacity under the terms of his employment with Phillips 66 and terms of engagement with the Company. Accordingly, all fees earned by them are paid directly to Phillips 66.

For details of disclosures relating to key management personnel, see Note 7 - Key Management Personnel Compensation.